Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	March 31, 2025	March 31, 2024
Property and buildings	$3,137,725	$3,122,152
Leasehold improvements	3,987,572	3,674,485
Land	2,263,687	2,249,401
Equipment and furniture	2,418,993	2,355,674
Automobiles	183,274	158,925
Software	2,438,029	606,559
Subtotal	14,429,280	12,167,196
Less: accumulated depreciation	(3,520,719)	(3,153,369)
Less: impairment on property and equipment.	(145,541)	-
Property and equipment, net	$10,763,020	$9,013,827